DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF

November 30, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.5%
Communication Services - 10.9%
Activision Blizzard, Inc.	2,955	$162,023
Alphabet, Inc., Class A*	1,874	2,443,865
Alphabet, Inc., Class C*	1,917	2,501,608
AT&T, Inc.	2,709	101,262
CenturyLink, Inc. (a)	4,908	71,117
Charter Communications, Inc., Class A*	118	55,461
Comcast Corp., Class A	3,552	156,821
Electronic Arts, Inc.*	1,983	200,303
Facebook, Inc., Class A*	16,012	3,228,660
Fox Corp., Class A	2,282	81,604
Fox Corp., Class B	1,081	37,813
John Wiley & Sons, Inc., Class A	646	30,530
Liberty Broadband Corp., Class C*	438	52,337
Omnicom Group, Inc. (a)	1,207	95,932
Sirius XM Holdings, Inc. (a)	5,202	36,310
Take-Two Interactive Software, Inc.*	674	81,790
TripAdvisor, Inc.	528	14,995
Verizon Communications, Inc.	18,396	1,108,175
Walt Disney Co.	10,246	1,553,089

		12,013,695

Consumer Discretionary - 13.7%
Advance Auto Parts, Inc.	525	82,467
Aptiv PLC	1,701	159,690
AutoZone, Inc.*	150	176,688
Best Buy Co., Inc.	6,093	491,339
Booking Holdings, Inc.*	374	712,107
BorgWarner, Inc.	2,948	123,963
Burlington Stores, Inc.*	514	115,650
Carnival Corp. (a)	3,841	173,152
Carter’s, Inc. (a)	519	53,618
Chipotle Mexican Grill, Inc.*	39	31,743
Darden Restaurants, Inc.	1,271	150,537
Dick’s Sporting Goods, Inc. (a)	1,608	73,662
Dollar General Corp.	2,831	445,486
Dollar Tree, Inc.*	274	25,060
Domino’s Pizza, Inc. (a)	243	71,515
eBay, Inc.	6,966	247,432
Expedia Group, Inc.	712	72,382
Foot Locker, Inc.	2,890	115,744
frontdoor, Inc.*	563	25,481
Gap, Inc.	5,156	85,641
Garmin Ltd.	1,166	113,907
Gentex Corp.	4,177	118,627
Genuine Parts Co.	1,329	138,708
H&R Block, Inc. (a)	2,579	62,876
Harley-Davidson, Inc. (a)	647	23,538
Hasbro, Inc.	230	23,391
Home Depot, Inc.	12,303	2,712,934
Kohl’s Corp. (a)	2,887	135,718
L Brands, Inc.	2,039	39,026
Las Vegas Sands Corp.	2,755	172,876
Lear Corp.	1,538	185,037
Leggett & Platt, Inc.	1,180	61,738
Lowe’s Cos., Inc.	6,548	768,146
Lululemon Athletica, Inc.*	667	150,535
Macy’s, Inc. (a)	2,241	34,332
McDonald’s Corp.	245	47,648
Mohawk Industries, Inc.*	314	43,762
NIKE, Inc., Class B	9,961	931,254
Nordstrom, Inc. (a)	1,590	60,690
Norwegian Cruise Line Holdings Ltd.*	895	48,008
NVR, Inc.*	44	166,843
O’Reilly Automotive, Inc.*	563	249,004
PulteGroup, Inc.	3,722	147,577
PVH Corp.	509	49,353
Qurate Retail, Inc., Series A*	3,804	35,986
Ralph Lauren Corp.	684	73,421
Ross Stores, Inc.	4,035	468,665
Royal Caribbean Cruises Ltd.	184	22,084
Skechers U.S.A., Inc., Class A*	2,150	86,473
Starbucks Corp.	15,967	1,364,061
Tapestry, Inc.	2,348	63,138
Target Corp.	5,912	739,059
Thor Industries, Inc. (a)	1,388	88,513
Tiffany & Co.	780	104,364
TJX Cos., Inc.	16,371	1,000,759
Toll Brothers, Inc.	1,113	44,709
Tractor Supply Co.	1,459	137,788
Ulta Beauty, Inc.*	489	114,358
Urban Outfitters, Inc.*	1,753	44,982
VF Corp.	2,201	194,877
Whirlpool Corp.	453	64,824
Williams-Sonoma, Inc. (a)	1,655	114,857
Yum China Holdings, Inc.	4,375	194,775
Yum! Brands, Inc.	2,180	219,461

		15,096,039

Consumer Staples - 7.6%
Altria Group, Inc.	8,845	439,596
Clorox Co.	139	20,604
Colgate-Palmolive Co.	5,347	362,634
Costco Wholesale Corp.	4,823	1,445,984
Estee Lauder Cos., Inc., Class A	1,114	217,754
General Mills, Inc.	638	34,018
Herbalife Nutrition Ltd.*	1,247	56,876
Hershey Co.	194	28,743
Hormel Foods Corp. (a)	2,241	99,792

Ingredion, Inc.	678	56,389
Kimberly-Clark Corp.	2,213	301,720
Kroger Co.	1,420	38,823
Molson Coors Brewing Co., Class B	886	44,725
Monster Beverage Corp.*	2,168	129,690
Nu Skin Enterprises, Inc., Class A	547	20,917
PepsiCo, Inc.	8,189	1,112,312
Philip Morris International, Inc.	11,725	972,354
Procter & Gamble Co.	4,912	599,559
Sprouts Farmers Market, Inc.*(a)	2,248	44,510
Sysco Corp.	3,322	267,587
Tyson Foods, Inc., Class A	1,298	116,677
Walgreens Boots Alliance, Inc.	12,625	752,450
Walmart, Inc.	10,437	1,242,942

		8,406,656

Energy - 9.0%
Apache Corp.	2,137	47,612
Cabot Oil & Gas Corp.	2,798	44,600
Chevron Corp.	20,657	2,419,554
Cimarex Energy Co.	1,533	70,472
ConocoPhillips	12,842	769,749
Continental Resources, Inc.	618	19,084
Devon Energy Corp.	5,384	117,856
EOG Resources, Inc.	5,894	417,885
EQT Corp. (a)	1,615	14,099
Exxon Mobil Corp.	52,342	3,566,060
Halliburton Co.	4,351	91,328
HollyFrontier Corp.	2,616	134,855
Marathon Oil Corp.	7,182	83,670
Marathon Petroleum Corp.	1,283	77,801
Occidental Petroleum Corp.	9,142	352,607
PBF Energy, Inc., Class A	1,656	51,833
Phillips 66	7,142	819,330
Pioneer Natural Resources Co.	1,439	183,962
Valero Energy Corp.	6,969	665,470

		9,947,827

Financials - 3.9%
Credit Acceptance Corp.*	194	83,509
Eaton Vance Corp.	2,121	100,048
Erie Indemnity Co., Class A (a)	265	44,865
Evercore, Inc., Class A	1,459	112,897
FactSet Research Systems, Inc. (a)	145	37,649
Fidelity National Financial, Inc.	3,104	147,844
First American Financial Corp.	663	42,180
Franklin Resources, Inc. (a)	8,264	227,177
Globe Life, Inc.	855	87,860
Janus Henderson Group PLC (a)	2,778	70,561
Lazard Ltd., Class A (a)	4,507	174,150
LPL Financial Holdings, Inc.	1,070	98,815
Marsh & McLennan Cos., Inc.	5,117	552,994
MGIC Investment Corp.	8,860	127,673
Moody’s Corp.	1,674	379,446
MSCI, Inc.	761	197,244
Progressive Corp.	5,048	368,756
S&P Global, Inc.	2,823	747,107
SEI Investments Co.	2,370	152,936
T. Rowe Price Group, Inc.	4,374	540,451

		4,294,162

Health Care - 12.5%
AbbVie, Inc.	13,595	1,192,689
Agilent Technologies, Inc.	1,381	111,543
Align Technology, Inc.*	316	87,640
AmerisourceBergen Corp.	1,051	92,393
Amgen, Inc.	6,707	1,574,267
Anthem, Inc.	85	24,536
Baxter International, Inc.	3,160	259,025
Biogen, Inc.*	3,573	1,071,221
Bristol-Myers Squibb Co.	18,363	1,045,589
Cardinal Health, Inc.	1,541	84,801
Centene Corp.*	1,063	64,280
Cerner Corp.	1,957	140,102
Chemed Corp.	116	49,882
Cigna Corp.	937	187,325
Covetrus, Inc.*(a)	2	29
CVS Health Corp.	2,125	159,949
Edwards Lifesciences Corp.*	1,013	248,124
Eli Lilly & Co.	204	23,939
Exelixis, Inc.*	3,343	55,594
Gilead Sciences, Inc.	9,310	626,004
HCA Healthcare, Inc.	312	43,262
Humana, Inc.	2,048	698,839
Jazz Pharmaceuticals PLC*	246	37,176
Johnson & Johnson	19,937	2,741,138
Masimo Corp.*	191	29,618
McKesson Corp.	2,653	383,730
Mettler-Toledo International, Inc.*	116	83,452
Nektar Therapeutics*(a)	2,050	41,595
Pfizer, Inc.	1,313	50,577
Regeneron Pharmaceuticals, Inc.*	720	265,680
ResMed, Inc.	587	87,815
United Therapeutics Corp.*(a)	763	70,394
UnitedHealth Group, Inc.	6,569	1,838,466
Universal Health Services, Inc., Class B	472	65,839
Varian Medical Systems, Inc.*	565	75,558
Waters Corp.*	411	91,271
West Pharmaceutical Services, Inc.	448	65,870

		13,769,212

Industrials - 12.1%
3M Co.	4,269	724,748
Acuity Brands, Inc.	602	78,730
AECOM*	687	29,768

AGCO Corp.	715	55,863
Alaska Air Group, Inc. (a)	1,299	89,644
Allison Transmission Holdings, Inc.	1,130	54,692
AO Smith Corp.	1,886	91,282
Boeing Co.	5,420	1,984,696
C.H. Robinson Worldwide, Inc. (a)	2,117	162,691
Carlisle Cos., Inc.	277	43,206
Caterpillar, Inc.	2,550	369,061
Copa Holdings SA, Class A	238	24,814
Copart, Inc.*	1,031	91,759
Cummins, Inc.	3,091	565,220
Curtiss-Wright Corp.	153	21,008
Delta Air Lines, Inc.	8,593	492,465
Donaldson Co., Inc. (a)	842	47,219
Dover Corp.	757	84,390
Eaton Corp. PLC	2,804	259,370
Emerson Electric Co.	3,994	294,997
Equifax, Inc.	295	41,194
Expeditors International of Washington, Inc.	2,131	159,314
Fastenal Co.	4,819	171,171
FedEx Corp.	414	66,261
Fortune Brands Home & Security, Inc.	741	46,876
General Dynamics Corp.	596	108,317
Graco, Inc.	1,260	60,871
HD Supply Holdings, Inc.*	1,214	48,341
Hexcel Corp.	395	31,454
Honeywell International, Inc.	4,153	741,518
Huntington Ingalls Industries, Inc.	712	179,189
Illinois Tool Works, Inc.	2,359	411,244
Ingersoll-Rand PLC	457	59,917
ITT, Inc.	1,207	84,224
Jacobs Engineering Group, Inc.	377	34,718
JB Hunt Transport Services, Inc.	1,314	151,925
JetBlue Airways Corp.*	4,773	91,976
Knight-Swift Transportation Holdings, Inc. (a)	2,500	92,475
Landstar System, Inc.	667	74,310
Lennox International, Inc. (a)	224	57,310
Lincoln Electric Holdings, Inc. (a)	541	49,913
Lockheed Martin Corp.	533	208,419
ManpowerGroup, Inc.	927	85,877
Masco Corp.	2,184	101,665
MSC Industrial Direct Co., Inc., Class A (a)	447	32,814
nVent Electric PLC	1,460	36,077
Old Dominion Freight Line, Inc.	716	137,178
Oshkosh Corp.	859	77,705
PACCAR, Inc.	3,149	256,234
Parker-Hannifin Corp.	864	171,755
Pentair PLC	2,013	89,277
Quanta Services, Inc.	1,529	63,668
Raytheon Co.	2,271	493,761
Resideo Technologies, Inc.*	1,356	13,262
Robert Half International, Inc.	2,133	124,141
Rockwell Automation, Inc.	1,235	241,862
Snap-on, Inc. (a)	517	82,958
Southwest Airlines Co.	10,305	593,980
Spirit AeroSystems Holdings, Inc., Class A	1,202	104,562
Teledyne Technologies, Inc.*	145	49,589
Textron, Inc.	1,648	76,204
Toro Co.	1,014	79,275
Union Pacific Corp.	3,178	559,296
United Airlines Holdings, Inc.*	1,954	181,331
United Parcel Service, Inc., Class B	5,933	710,358
United Rentals, Inc.*	319	48,823
W.W. Grainger, Inc.	452	143,261
WABCO Holdings, Inc.*	488	65,758
Waste Management, Inc.	654	73,843
Watsco, Inc.	281	50,010
XPO Logistics, Inc.*(a)	868	71,775

		13,352,859

Information Technology - 24.6%
Accenture PLC, Class A	5,620	1,130,519
Amdocs Ltd.	1,117	77,408
Apple, Inc.	25,350	6,774,788
Applied Materials, Inc.	17,192	995,417
Automatic Data Processing, Inc.	2,284	390,062
Broadridge Financial Solutions, Inc.	610	75,463
Cisco Systems, Inc.	22,227	1,007,105
Citrix Systems, Inc.	765	86,300
Cognex Corp.	765	38,388
Cognizant Technology Solutions Corp., Class A	5,470	350,682
Coherent, Inc.*(a)	257	38,771
Corning, Inc.	801	23,261
Cypress Semiconductor Corp.	1,563	36,652
Dolby Laboratories, Inc., Class A	437	30,101
EPAM Systems, Inc.*	224	47,454
Euronet Worldwide, Inc.*	292	45,900
F5 Networks, Inc.*	613	89,320
FLIR Systems, Inc.	941	50,400
Fortinet, Inc.*	673	70,739
HP, Inc.	24,872	499,430
Intel Corp.	73,176	4,247,867
International Business Machines Corp.	787	105,812
Intuit, Inc.	261	67,570
IPG Photonics Corp.*	265	37,654
Jabil, Inc.	1,948	75,660

Jack Henry & Associates, Inc.	470	71,412
KLA Corp.	1,150	188,439
Lam Research Corp.	2,591	691,357
Manhattan Associates, Inc.*	389	32,485
Mastercard, Inc., Class A	7,275	2,125,973
Micron Technology, Inc.*	24,521	1,164,993
Microsoft Corp.	567	85,832
MKS Instruments, Inc.	805	85,555
National Instruments Corp.	753	31,716
NetApp, Inc.	3,206	194,252
NVIDIA Corp.	2,479	537,298
ON Semiconductor Corp.*	1,608	34,524
Paychex, Inc.	1,836	158,116
PayPal Holdings, Inc.*	4,975	537,350
Qorvo, Inc.*	588	61,275
QUALCOMM, Inc.	522	43,613
Skyworks Solutions, Inc.	2,445	240,344
Teradyne, Inc.	2,002	125,305
Texas Instruments, Inc.	9,620	1,156,420
Visa, Inc., Class A (a)	14,776	2,726,320
VMware, Inc., Class A (a)	519	80,767
Western Digital Corp.	1,410	70,965
Western Union Co. (a)	8,269	222,271
Xilinx, Inc.	350	32,473
Zebra Technologies Corp., Class A*	248	62,233

		27,154,011

Materials - 2.6%
Air Products & Chemicals, Inc.	879	207,734
Albemarle Corp. (a)	456	29,813
Alcoa Corp.*	1,741	35,429
Avery Dennison Corp.	521	67,923
Cabot Corp.	491	23,072
Celanese Corp.	1,459	183,207
CF Industries Holdings, Inc.	991	45,794
Chemours Co. (a)	1,539	24,301
Domtar Corp.	697	26,012
Dow, Inc.	4,443	237,123
DuPont de Nemours, Inc.	3,536	229,168
Eastman Chemical Co.	853	66,850
Freeport-McMoRan, Inc.	2,050	23,329
Huntsman Corp.	4,670	105,635
International Paper Co.	2,422	112,235
LyondellBasell Industries NV, Class A	4,818	445,858
Newmont Goldcorp Corp.	820	31,488
Nucor Corp.	5,476	308,627
Olin Corp.	1,092	19,132
Packaging Corp. of America (a)	845	94,556
PPG Industries, Inc.	1,286	165,688
Reliance Steel & Aluminum Co.	818	96,508
Sonoco Products Co.	531	32,141
Steel Dynamics, Inc.	4,240	143,015
United States Steel Corp. (a)	1,726	22,645
Valvoline, Inc.	1,487	33,681
Westlake Chemical Corp.	388	26,648
Westrock Co.	1,772	71,465

		2,909,077

Real Estate - 1.9%
Apartment Investment & Management Co., Class A REIT	1,994	107,217
Brookfield Property REIT, Inc., Class A REIT	3,431	65,257
CBRE Group, Inc., Class A*	7,143	407,294
Equity Residential REIT	567	48,252
Healthpeak Properties, Inc. REIT	3,778	131,777
Host Hotels & Resorts, Inc. REIT	11,224	196,308
Jones Lang LaSalle, Inc.	688	114,435
Medical Properties Trust, Inc. REIT	8,157	169,339
Public Storage REIT	1,691	356,260
Simon Property Group, Inc. REIT	2,573	389,063
Weingarten Realty Investors REIT	1,833	58,363

		2,043,565

Utilities - 0.7%
AES Corp.	2,416	45,687
American Electric Power Co., Inc.	351	32,064
CenterPoint Energy, Inc.	2,828	69,456
Consolidated Edison, Inc.	663	57,608
DTE Energy Co.	175	21,864
Edison International	479	33,099
Exelon Corp.	5,076	225,374
NRG Energy, Inc.	4,300	170,839
Sempra Energy	192	28,276
UGI Corp.	1,132	49,299
Xcel Energy, Inc.	366	22,505

		756,071

TOTAL COMMON STOCKS (Cost $98,175,111)		109,743,174

RIGHTS - 0.0%
Health Care - 0.0%
Bristol-Myers Squibb Co. CVR* (Cost $2,886)	1,255	2,698

SECURITIES LENDING COLLATERAL - 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.53% (b)(c) (Cost $116,671)	116,671	116,671

CASH EQUIVALENTS - 0.3%
DWS Government Money Market Series “Institutional Shares”, 1.58% (b) (Cost $347,838)	347,838	347,838

TOTAL INVESTMENTS - 99.9% (Cost $98,642,506)		$110,210,381
Other assets and liabilities, net - 0.1%		154,353

NET ASSETS - 100.0%		$110,364,734

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2019 is as follows:

Value ($) at 8/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2019	Value ($) at 11/30/2019
SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.53% (b)(c)
—	116,671 (d)	—	—	—	197	—	116,671	116,671
CASH EQUIVALENTS — 0.3%
DWS Government Money Market Series “Institutional Shares”, 1.58% (b)
3,716,009	862,573	(4,230,744)	—	—	8,132	—	347,838	347,838

3,716,009	979,244	(4,230,744)	—	—	8,329	—	464,509	464,509

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2019 amounted to $5,322,447, which is 4.8% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $5,346,183.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2019.

CVR:	Contingent Value Rights
REIT:	Real Estate Investment Trust

At November 30, 2019, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation(e)
E-Mini S&P 500 Futures	USD	3	$449,290	$471,555	12/20/2019	$22,265

(e)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of November 30, 2019.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2019 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$109,743,174	$—	$—	$109,743,174
Rights	2,698	—	—	2,698
Short-Term Investments (f)	464,509	—	—	464,509
Derivatives (g)
Futures Contracts	22,265	—	—	22,265

TOTAL	$110,232,646	$—	$—	$110,232,646

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.